EMPLOYEE EQUITY INCENTIVE PLAN (Narrative) (Details) - shares	1 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2015	Dec. 31, 2005	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding		4,520,000		7,000,000	9,670,000	22,555,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding		32,649,420		42,891,460	46,256,457	43,054,457
Ordinary shares available for future grant, shares		6,744,940
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for future grant, shares		2,682,500
2002 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		105,000,000
Additional shares authorized			32,000,000
Expiration period		10 years
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized							40,000,000
Additional shares authorized	140,000,000
Vesting period		4 years
2006 Plan [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate		25.00%
2006 Plan [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate		6.25%
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		80,000,000
Shares reserved for issuance		71,680,000